Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of finance lease receivable of lessor [line items]
Operating lease and sublease expense			¥ 52,465
Minimum lease payments expense			52,155
Sublease payments expense			310
Operating lease income	¥ 34,426	¥ 40,588	¥ 235,044
Additions to right-of-use assets	94,157	67,685
Interest expense on lease liabilities	2,808	2,896
Cash outflow for leases	98,421	98,728
Finance Income	9,514	11,268
IFRS 9 [member]
Disclosure of finance lease receivable of lessor [line items]
Accumulated allowance for net investment in the lease	¥ 1,072	¥ 502